UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  31st December 2005

Check here if Amendment [ ]; Amendment Number:
                                               --------------

     This Amendment (Check only one):   [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: Royal Bank of Canada
                                                     Europe Limited


Name:

Royal Bank of Canada Europe Limited
71 Queen Victoria Street
London EC4V 4DE
United Kingdom

Form 13F File Number: 28- to be advised

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mr. Charles McManus
Title: Chief Financial Officer
Phone  44 020 7653 4821



Signature, Place, and Date of Signing:



                          London, United Kingdom           10th February 2006
-----------------    --------------------------------    ---------------------
   [Signature]                [City, State]                     [Date]

Report Type 13F Holdings Report

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     Form 13F File Number                Name

     28-  -----------------------------   --------------------------



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             1
                                        -----------------------------

Form 13F Information Table Entry Total:                        7
                                        -----------------------------

Form 13F Information Table Value Total:             US $ 887,073
                                        -----------------------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     1.   Royal  Bank  of  Canada,  Form  13f  file  number  028-11396

                                               FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- --------- ------- --- ---- ------- -------- ---- ------ ----
LAWSON SOFTWARE INC            COMMON           520780107    220500   30000 SH       SOLE             SOLE      0    0
EQUITY OFFICE PROPERTIES TRU   COMMON           294741103 121320000 4000000 SH       SOLE             SOLE      0    0
FEDERAL HOME LN MTG CORP       COMMON           313400301 228725000 3500000 SH       SOLE             SOLE      0    0
FREEPORT-MCMORAN COPPER & GO   COMMON           35671D857  96840000 1800000 SH       SOLE             SOLE      0    0
ALTRIA GROUP INC               COMMON           02209S103 373600000 5000000 SH       SOLE             SOLE      0    0
UST INC                        COMMON           902911106  65328000 1600000 SH       SOLE             SOLE      0    0
NEVSUN RES LTD                 COMMON           64156L101   1039362  600000 SH       SOLE             SOLE      0    0